Restatement of Financial Statements	3 Months Ended
Jun. 30, 2011
Restatement Of Financial Statements
Restatement of Financial Statements

Note 11 - Restatement of Financial Statements

Subsequent to the preparation of the 2009 financial statements and the three quarters ending September 30, 2010, Transfer Technology International Corp. determined there were adjustments to its financial statements for the fiscal year ended December 31, 2009 and the three quarters ending September 30, 2010, that would better and more efficiently present its financial condition as of that date and for the year then ended. The following statements demonstrate the adjustments that were made.

CONSOLIDATED BALANCE SHEETS

ASSETS
	Previously
	Reported		Restated
	June 30, 2010	Change	June 30, 2010

CURRENT ASSETS
Cash	$ 742	$ -	$ 742
Other assets	2,191	-	2,191
	2,933	-	2,933
FIXED ASSETS
Equipment, net of accumulated depreciation of $1,814 and $1,209 respectively	1,207	-	1,207

TOTAL ASSETS	$ 4,140	$ -	$ 4,140

LIABILITIES AND STOCKHOLDERS' DEFICIT

CURRENT LIABILITIES
Accounts payable	$ 126,803	(29,105)	$ 97,698
Accrued expenses	789,279	168,637	957,916
Convertible notes and notes payable	1,093,142	25	1,093,167
Settlement liabilities	410,107	(410,107)	-
Related party loans	78,500	-	78,500
Total current liabilities	2,497,831	(270,550)	2,227,281

STOCKHOLDERS' DEFICIT
Common stock, par value $.001 per share;
250,000,000 shares authorized in 2010 and 2009 respectively	30,911	-	30,911
Treasury stock, 448,311 shares and 199,611 shares at December 31, 2009	(51,172)	51,172	-
Additional paid-in capital	44,829,223	(161,533)	44,667,690
Accumulated deficit	(47,302,653)	380,911	(46,921,742)
Total stockholders' deficit	(2,493,691)	270,550	(2,223,141)

TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,140	$ -	$ 4,140

CONSOLIDATED STATEMENTS OF OPERATIONS

	Previously
	Reported		Restated
	June 30, 2010	Change	June 30, 2010
REVENUES
Net sales	$ 27,342	391	$ 27,733
Cost of sales	12,658	(390)	13,048
Gross Profit (Loss)	14,684	1	14,685
		-
COSTS AND EXPENSES
Selling, general and administrative	306,162	55,722	361,884
Reserve for doubtful account	-	-	-
Total costs and expenses	306,162	55,722	361,884
		-
LOSS BEFORE OTHER INCOME (LOSS)	(291,478)	(55,721)	(347,199)

OTHER INCOME (LOSS)

Interest expense	(81,942)	7,858	(74,084)
Change in Anti-Dilution Shares Payable	-	-	-
Other	(145,000)	-	(145,000)
		-
Total other income (loss)	(226,942)	7,858	(219,084)
		-
		-
(LOSS) BEFORE PROVISON FOR INCOME TAX	(518,420)	(47,863)	(566,283)
		-
PROVISION FOR INCOME TAX	-	-	-
		-
		-
NET LOSS	$ (518,420)	$ (47,863)	$ (566,283)

NET LOSS PER COMMON SHARE - BASIC AND DILUTED	$ (0.02)	$ 0.38	$ (0.02)

WEIGHTED AVERAGE OUTSTANDING SHARES
OF COMMON STOCK - BASIC AND DILUTED	31,036,176	(124,889)	30,911,287